Issued capital and Preference shares (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Issued Capital and Preference Shares

		31.12.2016	31.12.2017
		thousands	thousands

Issued capital
Authorized shares
Ordinary share of par value US$0.10 each		100,000	100,000

		Number of shares	RMB’000

Ordinary shares issued and fully paid
At January 1, 2016		39,298,340	1,955,720
Issued of shares as dividend payment (Note 25)		1,413,760	103,356

At December 31, 2016 and January 1, 2017		40,712,100	2,059,076
Issued of shares as dividend payment (Note 25)		99,790	12,897
Issued of shares upon exercised of share options (Note 27)		46,400	9,165

At December 31, 2017		40,858,290	2,081,138

US$’000			328,805

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Special share issued and fully paid
One special share issued and fully paid at US$0.10 per share	*	*	*

Non-redeemable convertible cumulative preference shares	21	21	3

*	Less than RMB 1 (US$1)